DEBT AND FINANCE LEASE LIABILITIES- Maturities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 0
2023	594
2024	619
2025	644
2026	23,143
Thereafter	0
Total	$ 25,000